Prior Year Restatement and Opening Balance Adjustments (Tables)	12 Months Ended
Mar. 31, 2019
Prior Year Restatement And Opening Balance Adjustments [Abstract]
Summary of Impact of Restatement and Opening Balance Adjustments
	Year ended 31 March 2018 (as published)	Pension restatement	Year ended 31 March 2018 (restated)
	£m	£m	£m
Profit for the period	2,184	-	2,184
Other comprehensive income (loss)
Items that will not be reclassified to the income statement:
Remeasurements of the net pension obligation	2,160	(476)	1,684
Tax on pension remeasurements	(346)	83	(263)
Items that have been or may be reclassified subsequently to the income statement:
Exchange differences on translation of foreign operations	(188)	-	(188)
Fair value movements on available-for-sale assets	11	-	11
Movements in relation to cash flow hedges:
- net fair value (losses) gains	(368)	-	(368)
- recognised in income and expense	277	-	277
Tax on components of other comprehensive income that have been or may be reclassified	1	-	1
Other comprehensive profit (loss) for the period, net of tax	1,547	(393)	1,154
Total comprehensive income (loss) for the period	3,731	(393)	3,338

	At 31 March 2018 (as published)	Pension restatement	At 31 March 2018 (restated)	IFRS 9 & 15 opening balance adjustment	At 1 April 2018
	£m	£m	£m	£m	£m
Non-current assets
Intangible assets	14,455	-	14,455	-	14,455
Property, plant and equipment	17,000	-	17,000	-	17,000
Trade and other receivables	317	-	317	114	431
Contract assets	-	-	-	198	198
Deferred tax assets	1,243	83	1,326	-	1,326
Other non-current assets	14,704	-	14,704	-	14,704
	47,719	83	47,802	312	48,114
Current assets					-
Trade and other receivables	4,029	-	4,029	(337)	3,692
Contract assets	-	-	-	1,417	1,417
Cash and cash equivalents	521	-	521	-	521
Other current assets	4,009	-	4,009	-	4,009
	8,559	-	8,559	1,080	9,639
Current liabilities
Loans and other borrowings	2,298	-	2,298	-	2,298
Trade and other payables	7,190	-	7,190	(1,409)	5,781
Contract liabilities	-	-	-	1,406	1,406
Current tax liabilities	83	-	83	248	331
Other current liabilities	653	-	653	-	653
	10,224	-	10,224	245	10,469
Total assets less current liabilities	46,054	83	46,137	1,147	47,284
Non-current liabilities
Loans and other borrowings	13,038	-	13,038	-	13,038
Contract liabilities	-	-	-	87	87
Retirement benefit obligations	6,371	476	6,847	-	6,847
Other non-current liabilities	3,905	-	3,905	-	3,905
	23,314	476	23,790	87	23,877
Equity					-
Share capital	2,172	-	2,172	-	2,172
All other reserves	9,241	-	9,241	-	9,241
Retained earnings	11,327	(393)	10,934	1,060	11,994
Total equity	22,740	(393)	22,347	1,060	23,407
	46,054	83	46,137	1,147	47,284